NOTE 1 - ORGANIZATION AND NATURE OF OPERATION (Details Narrative) (USD $)	10 Months Ended
	Jan. 31, 2012 Joint venture with Aviation Fuel International, Inc.	May 10, 2012 Joint venture with AFI South Africa LLC
Required contribution under joint venture agreement	$ 200,000
Payments made to joint venture partner	$ 183,500
Ownership percentage held in AFI South Africa LLC		100.00%